Basis of Presentation and General Information - Vessel Owning Subsidiaries (Details)	6 Months Ended
Jun. 30, 2023 m³
Pegasus Shipholding S.A.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Cbm Capacity	149,700
Lance shipping S.A.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Cbm Capacity	149,700
Seacrown Maritime Ltd
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Cbm Capacity	149,700
Fareastern Shipping Limited
Basis of Presentation and General Information
Country of incorporation/ formation	Malta
Cbm Capacity	155,000
Navajo Marine Limited
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Cbm Capacity	155,000
Solana Holding Ltd.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Cbm Capacity	155,000